Fair value of financial assets and liabilities_Fair value and carrying amount of financial assets and liabilities that are recorded at amortized cost (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)		Dec. 31, 2019 USD ($)
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	₩ 20,502,818,000,000		₩ 23,035,343,000,000
Loans and other financial assets at amortized cost	283,139,108,000,000		282,342,760,000,000
Deposits due to customers	264,909,974,000,000		248,763,952,000,000
Borrowings	18,919,018,000,000		16,203,070,000,000
Debentures	31,173,189,000,000		28,765,251,000,000
Other financial liabilities	17,693,559,000,000		21,461,397,000,000
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	20,320,539,000,000		22,932,559,000,000		$ 17,585,927
Loans and other financial assets at amortized cost	293,717,693,000,000		282,457,578,000,000		254,190,994
Deposits due to customers	264,685,578,000,000		248,690,939,000,000		229,065,840
Borrowings	18,998,920,000,000		16,202,986,000,000		16,442,164
Debentures	30,858,055,000,000	[1]	28,735,862,000,000	[1]	26,705,370
Other financial liabilities	₩ 17,706,767,000,000		₩ 21,442,524,000,000		$ 15,323,900
Securities at amortized cost
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.		The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.
Input variables	Risk-free market rate, credit spread, prepayment rate, etc.		Risk-free market rate, credit spread, prepayment rate, etc.
Securities at amortized cost | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	₩ 3,123,898,000,000		₩ 3,618,213,000,000
Securities at amortized cost | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	17,378,920,000,000		19,417,130,000,000
Securities at amortized cost | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	₩ 0		₩ 0
Loans and other financial assets at amortized cost
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.		The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.
Input variables	Risk-free market rate, credit spread, prepayment rate, etc.		Risk-free market rate, credit spread, prepayment rate, etc.
Loans and other financial assets at amortized cost | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost	₩ 25,902,000,000		₩ 0
Loans and other financial assets at amortized cost | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost	54,507,000,000		0
Loans and other financial assets at amortized cost | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost	₩ 283,058,699,000,000		₩ 282,342,760,000,000
Deposits due to customers
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables	Risk-free market rate, forward rate, etc.		Risk-free market rate, forward rate, etc.
Deposits due to customers | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers	₩ 0		₩ 0
Deposits due to customers | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers	264,909,974,000,000		248,763,952,000,000
Deposits due to customers | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers	₩ 0		₩ 0
Borrowings
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables	Risk-free market rate and forward rate		Risk-free market rate and forward rate
Borrowings | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings	₩ 0		₩ 0
Borrowings | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings	18,919,018,000,000		16,203,070,000,000
Borrowings | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings	₩ 0		₩ 0
Debentures
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables	Risk-free market rate and forward rate		Risk-free market rate and forward rate
Debentures | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures	₩ 0		₩ 0
Debentures | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures	31,173,189,000,000		28,765,251,000,000
Debentures | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures	₩ 0		₩ 0
Other financial liabilities
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables	Risk-free market rate and forward rate		Risk-free market rate and forward rate
Other financial liabilities | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities	₩ 0		₩ 0
Other financial liabilities | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities	17,693,559,000,000		21,461,397,000,000
Other financial liabilities | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities	₩ 0		₩ 0

[1]	Included debentures under fair value hedge amounting to 2,956,565 million Won and 3,151,172 million Won as of December 31, 2018 and 2019, respectively. Debentures under cash flow hedge amounting to 823,219 million Won and 829,082 million Won are also included as of December 31, 2018 and 2019, respectively.